Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Balance and Transactions (Details) [Line Items]
Total revenue	$ 7,409,272	$ 23,181,084	$ 17,925,476
Yihe Beijing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Service cost
Yihe Beijing [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	40.00%
Service cost		27,175
Vice Chairman [Member]
Related Party Balance and Transactions (Details) [Line Items]
Shareholder equity, percentage	7.49%
Zhuhai Investment [Member]
Related Party Balance and Transactions (Details) [Line Items]
Rental fee	$ 103,411	$ 96,695
Total revenue	$ 666